TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	Tax benefits in Israel under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company has been granted the status of an "Approved Enterprise" under the Law. Currently, there is expansion program under which the Company is entitled to tax benefits:

On August 13, 2002, a program of the Company was granted the status of an "Approved Enterprise". The Company elected to enjoy the "alternative benefits" track - waiver of grants in return for tax exemption - and, accordingly, the Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The benefit period for this program began in 2003 and will terminate in 2012.

The period of tax benefits detailed above is subject to limits of the earlier of 12 years from the commencement of production or 14 years from receiving the approval ("the years' limitation"). Please note that the years' limitation does not apply to the exemption period.

An amendment to the Law, which was published effective as of April 1, 2005 ("the Amendment"), changed certain provisions of the Law. As a result of the Amendment, a company is no longer obliged to implement an Approved Enterprise status in order to receive the tax benefits previously available under the Alternative Benefits provisions, and therefore there is no need to apply to the Investment Center for this purpose (Approved Enterprise status remains mandatory for companies seeking grants). Rather, a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also entitled to approach the Israeli Tax Authority for a pre-ruling regarding their eligibility for benefits under the Amendment.

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of their business income from export (referred to as a Beneficiary Enterprise). In order to receive the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the Law. Such investment may be made over a period of no more than three years ending at the end of the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election").

Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In such case, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of seven years from the Commencement Year. The Commencement Year is defined as the later of (a) the first tax year in which a company had derived income for tax purposes from the Beneficiary Enterprise or (b) the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise - Year of Election) or 12 years from the first day of the Year of Election.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("The Law"). The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%, 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

b.
On March 3, 2007, the Company received a pre-ruling from the Israeli Tax Authority for its request for a Beneficiary Enterprise, regarding eligibility for benefits under the Amendment. The Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The Company has not yet obtained any tax benefits from this program.

Income from sources other than an "Approved Enterprise" during the benefit period was subject to tax at regular rate of 25% in 2010 (see e. below).

By virtue of the Law, the Company is entitled to claim accelerated depreciation on equipment used by the "Approved Enterprise" during five tax years.

Since the Company is operating under approval for an Approved Enterprise and since part of its taxable income is not entitled to tax benefits under the Law and is taxed at regular rates (25% in 2010), its effective tax rate is the result of a weighted combination of the various applicable rates and tax-exemptions. The computation is made for income derived from each program on the basis of formulas determined in the law and in the approvals.

The tax-exempt income attributable to the "Approved Enterprises" can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of the Company. If the retained tax-exempt income is distributed in a manner other than in the complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not chosen the alternative tax benefits (currently - 15%).

The Company's Board of Directors has decided that its policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprise," as such retained earnings are essentially permanent in duration.

c.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

Under the Income Tax (Inflationary Adjustments) Law, 1985, results for tax purposes are measured in real terms, in accordance with the changes in the Israeli Consumer Price Index ("Israeli CPI"). Accordingly, until 2002, results for tax purposes were measured in terms of earnings in NIS after certain adjustments for increases in the Israeli CPI. Commencing in taxable year 2003 through 2006, the Company elected to measure its taxable income and file its tax returns under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986.

Changes in the tax laws applicable to the Company:

In February 2008, the "Knesset" (Israeli Parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law with effect from 2008 and thereafter. From 2008, the results for tax purposes will be measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amended law includes, among other things, the elimination of the inflationary additions and deductions and the additional deduction for depreciation with effect from 2008.

d.	Tax benefits (in Israel) under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "industrial company" as defined by this law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of the purchase price of patents and know-how and deduction of public offering expenses.

e.	Tax rates:

1.        Tax rates applicable to the income of the Company:

Taxable income of the Company is subject to tax at the rate of 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, canceled the scheduled progressive reduction in the corporate tax rate effective from 2012. The Law also increased the corporate tax rate to 25% in 2012. In view of said increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

2.
The tax rates of the Company's subsidiaries range between 16%-40%. In December 2007, the tax rate in Germany was reduced to 30% from 38%. The tax reduction is effective beginning January 1, 2008. Deferred taxes have been adjusted accordingly.

f.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

g.	Israeli Transfer Pricing Regulations:

On November 29, 2006, Income Tax Regulations (Determination of Market Terms), 2006, promulgated under Section 85A of the Tax Ordinance, came into effect ("TP Regulations"). Section 85A of the Tax Ordinance and the TP Regulations generally requires that all cross-border transactions carried out between related parties be conducted on an arm's length principle basis and be taxed accordingly. The TP Regulations did not have a material effect on the Company.

h.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2009	2010	2011

Income (loss) from continued operations before taxes as reported in the statements of operations	$(4,433)	$(5,627)	$10,567

Tax rate	26%	25%	24%

Theoretical tax benefit	$(1,153)	$(1,407)	$2,536
Increase (decrease) in taxes:
Non-deductible items	467	335	126

Temporary differences on current year losses for which valuation allowance was provided	925	1,909	112
Realization of carry forward tax losses for which valuation allowance was provided	(129)	(383)	(2,932)
Deferred taxes on carry forward losses recognized in prior years against which valuation allowance was provided this year	*) 677	-	-
Reduction and tax rate differences in subsidiaries	(20)	107	189
Taxes in respect of prior years	(70)	103	150
Tax withheld against which valuation allowance was provided this year	-	-	228
Other	167	(62)	314

Taxes on income in the statements of operations	$864	$602	$723

*)
The Company recorded a valuation allowance in 2009 in the amount of $ 677 relating to deferred tax on losses created in prior years by its subsidiary in Canada due to the uncertainty of their future realization.

i.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2009	2010	2011

Current:

Domestic	$-	$-	$228
Foreign	141	667	413

Deferred:
Domestic	-	-	-
Foreign	793	(168)	(68)

Taxes in respect of prior years:
Domestic	(16)	107	96
Foreign	(54)	(4)	54

Total taxes on income	$864	$602	$723

j.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Operating loss carry forwards	$8,048	$6,674
Reserves and tax allowances	3,685	3,803

Total deferred taxes before valuation allowance	11,733	10,477
Valuation allowance	(11,259)	(9,969)

Net deferred tax assets	474	508

Deferred tax liabilities
Intangible assets	190	205

Net deferred tax assets (liabilities)	$284	$303

Domestic	$-	$-
Foreign	284	303

	$284	$303

k.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(4,330)	$(7,874)	$8,876
Foreign	(103)	2,247	1,691

	$(4,433)	$(5,627)	$10,567

l.	Net operating carry forward tax losses:

The Company has estimated total available carry forward tax losses of $ 12,947 to offset against future taxable income. As of December 31, 2011, the Company recorded a full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization. There is no time limitation for the realization of such tax losses.

The Company's subsidiaries have estimated total available carry forward tax losses of $ 9,011, which may be used to offset against future taxable income, for periods ranging between 2 to 20 years. As of December 31, 2011, the Company recorded a full valuation allowance for its subsidiaries' carry forward tax losses due to the uncertainty of their future realization.

Utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

m.	In July 2011, the Company finalized with the Israeli Tax Authority the tax assessment with respect to the years 2005-2006.

n.	Uncertain tax provisions:

As of December 31, 2010 and 2011 balances in respect to ASC 740 Income Taxes amounted to $ 243 and $ 332, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Balance at the beginning of the year	$140	$243

Additions based on tax positions taken during a prior period	189	115
Reduction related to tax positions taken during a prior period	(100)	(2)
Reductions related to settlement of tax matters
Foreign currency translation adjustments	14	(24)

Balance at the end of the year	$243	$332